Note 8 - Short-Term Borrowings (Detail) (USD $)	Dec. 31, 2011
Pledged Financial Instruments, Not Separately Reported, Securities for Repurchase Agreements	$ 1,599,000
Pledged Assets Separately Reported, Securities Pledged for Repurchase Agreements, at Fair Value	$ 1,625,000